Federated Hermes Municipal Ultrashort Fund
Portfolio of Investments
December 31, 2024 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—76.1%
		Alabama—5.8%
$ 5,000,000		Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 4 (Series 2019A-1), (Morgan Stanley GTD), 4.000%, Mandatory Tender 12/1/2025	$ 5,005,491
1,000,000		Black Belt Energy Gas District, AL, Gas Revenue Bonds (Series 2022B-1), (Goldman Sachs Group, Inc. GTD), 4.000%, Mandatory Tender 10/1/2027	1,000,096
25,500,000	[1]	Black Belt Energy Gas District, AL, Gas Revenue Bonds Project No. 7 (Series 2021C-2) FRNs, (Goldman Sachs Group, Inc. GTD), 3.970% (SIFMA 7-day +0.350%), Mandatory Tender 12/1/2026	24,796,266
1,250,000		Jefferson County, AL (Jefferson County, AL Sewer System), Sewer Revenue Warrants (Series 2024), 5.000%, 10/1/2025	1,262,887
1,750,000		Jefferson County, AL (Jefferson County, AL Sewer System), Sewer Revenue Warrants (Series 2024), 5.000%, 10/1/2026	1,794,599
1,250,000		Jefferson County, AL (Jefferson County, AL Sewer System), Sewer Revenue Warrants (Series 2024), 5.000%, 10/1/2027	1,300,402
25,000,000		Mobile, AL IDB (Alabama Power Co.), Pollution Control Revenue Bonds (Series 2007B), 3.920%, Mandatory Tender 6/2/2026	25,135,188
5,250,000		Selma, AL IDB (International Paper Co.), Gulf Opportunity Zone Revenue Refunding Bonds (Series 2020A), 1.375%, Mandatory Tender 6/16/2025	5,184,499
		TOTAL	65,479,428
		Arizona—1.9%
630,000	[1]	Arizona Health Facilities Authority (Banner Health), (Series 2015B) FRNs, (United States Treasury PRF 11/4/2025@100), 3.870% (SIFMA 7-day +0.250%), 1/1/2046	627,665
90,000	[1]	Arizona Health Facilities Authority (Banner Health), (Series 2015B) FRNs, (United States Treasury PRF 11/4/2025@100), 3.870% (SIFMA 7-day +0.250%), 1/1/2046	89,407
3,780,000	[1]	Arizona Health Facilities Authority (Banner Health), (Series 2015B) FRNs, 3.870% (SIFMA 7-day +0.250%), Mandatory Tender 11/4/2026	3,731,941
1,000,000		Arizona State IDA (TWG Glendale LP), Unity at West Glendale Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 5.000%, Mandatory Tender 9/1/2026	1,020,649
2,500,000		Chandler, AZ IDA (Intel Corp.), Industrial Development Revenue Bonds (Series 2019), 4.000%, Mandatory Tender 6/1/2029	2,505,782
1,000,000		Coconino County, AZ Pollution Control Corp. (Nevada Power Co.), Pollution Control Refunding Revenue Bonds (Series 2017B), 3.750%, Mandatory Tender 3/31/2026	996,753
8,000,000		Maricopa County, AZ, IDA (Banner Health), Revenue Bonds (Series 2023A-1), 5.000%, Mandatory Tender 5/15/2026	8,163,474
1,000,000		Phoenix, AZ IDA (Memorial Towers (TC2) Senior Housing LP), Multifamily Housing Revenue Bonds (Series 2024A), 3.350%, 12/1/2027	988,009
3,500,000		Phoenix, AZ IDA (Republic Services, Inc.), (Series 2013), 4.250%, Mandatory Tender 2/3/2025	3,500,673
		TOTAL	21,624,353
		Arkansas—0.3%
3,500,000		Arkansas Development Finance Authority (APP Fair Oaks Partners, LLLP), Collateralized Multifamily Housing Bonds (Series 2023), (United States Treasury GTD), 3.550%, Mandatory Tender 6/1/2027	3,498,927
		California—5.9%
9,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2021C) FRNs, 4.070% (SIFMA 7-day +0.450%), Mandatory Tender 4/1/2026	8,956,348
7,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2021D) FRNs, 3.920% (SIFMA 7-day +0.300%), Mandatory Tender 4/1/2027	6,900,008
6,750,000	[1]	California Infrastructure & Economic Development Bank (Los Angeles County Museum of Art), Refunding Revenue Bonds (Series 2021B) FRNs, 4.320% (SIFMA 7-day +0.700%), Mandatory Tender 6/1/2026	6,721,312
12,000,000		California Municipal Finance Authority (Republic Services, Inc.), (Series 2021A), 3.800%, Mandatory Tender 4/1/2025	11,995,088
5,500,000		California Municipal Finance Authority (Republic Services, Inc.), (Series 2021-B), 4.150%, Mandatory Tender 1/15/2025	5,498,120
12,000,000	[2]	California Municipal Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2017A), (Waste Management Holdings, Inc. GTD), 4.100%, Mandatory Tender 12/1/2025	11,998,835
1,500,000		California PCFA (Republic Services, Inc.), (Series A-1), 3.850%, Mandatory Tender 1/15/2025	1,499,358
4,000,000		California PCFA (Republic Services, Inc.), (Series A-2), 0.250%, Mandatory Tender 1/15/2025	3,998,287
9,300,000		San Diego, CA Housing Authority (Bernardo Family Housing, LP), SkyLINE Multifamily Housing Revenue Bonds (Series 2023B), (United States Treasury GTD), 5.000%, Mandatory Tender 11/1/2026	9,501,150
		TOTAL	67,068,506

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Colorado—1.4%
$ 3,100,000		Colorado Housing and Finance Authority (OPG Eagle Point Partners, LLC), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.500%, Mandatory Tender 11/1/2026	$ 3,092,907
4,715,000	[1]	Colorado School of Mines Board of Trustees (Colorado School of Mines, CO), Institutional Enterprise Revenue Refunding Bonds (Series 2022D) FRNs, 4.490% (SIFMA 7-day +0.870%), 12/1/2025	4,715,287
6,000,000	[1]	Colorado State Health Facilities Authority (Intermountain Healthcare Obligated Group), Revenue Bonds (Series 2022D) FRNs, 4.170% (SIFMA 7-day +0.550%), Mandatory Tender 8/17/2026	5,974,789
2,500,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue SOFR Index Term Rate Bonds (Series 2024B) FRNs, 3.738% (SOFR x 0.67 +0.750%), Mandatory Tender 9/1/2026	2,498,754
		TOTAL	16,281,737
		Connecticut—0.3%
3,000,000		Connecticut State Health & Educational Facilities (Yale University), Revenue Bonds (Series 2017C-2), 2.800%, Mandatory Tender 2/3/2026	2,981,937
		Florida—1.0%
3,500,000		Broward County, FL HFA (St. Joseph Manor II, LLLP), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury COL), 3.500%, Mandatory Tender 4/1/2026	3,478,184
2,500,000		Lee County, FL HFA (Aria Landings), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury GTD), 3.550%, Mandatory Tender 8/1/2025	2,497,264
4,000,000		Miami-Dade County, FL IDA (Waste Management, Inc.), (Series 2011), 4.250%, Mandatory Tender 11/3/2025	4,005,490
900,000		Venice, FL (Village on the Isle), Village on The Isle Project TEMPS-50 Retirement Community Revenue Improvement Bonds (Series 2024B-3), 4.250%, 1/1/2030	899,132
		TOTAL	10,880,070
		Georgia—3.5%
5,750,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (Fifth Series 1994), 3.700%, Mandatory Tender 6/13/2028	5,822,921
3,000,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (First Series 1996), 3.875%, Mandatory Tender 3/6/2026	3,019,252
5,650,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (First Series 2012), 2.875%, Mandatory Tender 8/19/2025	5,607,611
3,000,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (First Series 2013), 3.375%, Mandatory Tender 3/12/2027	3,000,510
5,000,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (Second Series 2008), 3.375%, Mandatory Tender 3/12/2027	5,000,850
6,495,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2021A), (Royal Bank of Canada GTD), 4.000%, Mandatory Tender 9/1/2027	6,541,129
1,000,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2022A), (Citigroup, Inc. GTD), 4.000%, 12/1/2025	1,002,768
350,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2024B), (Royal Bank of Canada GTD), 5.000%, 3/1/2026	355,147
400,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2024B), (Royal Bank of Canada GTD), 5.000%, 3/1/2027	411,314
700,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2024B), (Royal Bank of Canada GTD), 5.000%, 3/1/2028	728,747
265,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2024B), (Royal Bank of Canada GTD), 5.000%, 9/1/2026	270,690
425,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2024B), (Royal Bank of Canada GTD), 5.000%, 9/1/2027	439,780
2,500,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2024D-1), (Toronto Dominion Bank GTD), 5.000%, Mandatory Tender 4/1/2031	2,655,128
3,500,000		Monroe County, GA Development Authority (Georgia Power Co.), Scherer Project Pollution Control Revenue Bonds (First Series 2013), 3.875%, Mandatory Tender 3/6/2026	3,522,460
1,750,000		Monroe County, GA Development Authority (Georgia Power Co.), Scherer Project Pollution Control Revenue Bonds (Second Series 2009), 3.875%, Mandatory Tender 3/6/2026	1,761,230
		TOTAL	40,139,537
		Illinois—2.7%
1,500,000		Chicago, IL Multifamily Housing Revenue (New City Redevelopment, LP), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.500%, Mandatory Tender 8/1/2026	1,499,919
3,000,000		Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2022C), 5.000%, 1/1/2025	3,000,000

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Illinois—continued
$ 3,500,000		Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2022C), 5.000%, 1/1/2026	$ 3,546,162
2,000,000		Illinois Housing Development Authority (6900 Crandon LIHTC, LLC), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury GTD), 5.000%, Mandatory Tender 2/1/2026	2,032,758
2,170,000		Illinois Housing Development Authority (South Shore HHDC LIHTC, LLC), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury GTD), 5.000%, Mandatory Tender 2/1/2026	2,204,387
3,000,000		Illinois State Solid Waste Development Authority (Waste Management, Inc.), (Series 2019), 4.250%, Mandatory Tender 11/3/2025	3,004,117
3,000,000		Illinois State, UT GO Bonds (Series 2023D), 5.000%, 7/1/2025	3,022,970
3,500,000		Illinois State, UT GO Bonds (Series 2023D), 5.000%, 7/1/2026	3,582,244
5,000,000		Illinois State, UT GO Bonds (Series 2023D), 5.000%, 7/1/2027	5,204,067
1,000,000		Illinois State, UT GO Bonds (Series 2024B), 5.000%, 5/1/2026	1,020,623
1,000,000		Illinois State, UT GO Bonds (Series 2024B), 5.000%, 5/1/2027	1,037,836
2,000,000		Illinois State, UT GO Bonds (Series 2024B), 5.000%, 5/1/2028	2,104,497
		TOTAL	31,259,580
		Indiana—0.9%
6,195,000	[1]	Indiana State Finance Authority (Deaconess Health System), Revenue Bonds (Series 2021B) FRNs, 3.920% (SIFMA 7-day +0.300%), Mandatory Tender 3/1/2027	6,117,248
4,000,000		Indiana State Finance Authority (Republic Services, Inc.), (Series 2010A), 4.200%, Mandatory Tender 3/3/2025	3,999,345
		TOTAL	10,116,593
		Iowa—0.3%
3,500,000	[1]	Iowa Finance Authority (Lifespace Communities, Inc.), Revenue Bonds (Series 2021B) FRNs, 3.672% (SOFR x 0.70 +0.550%), Mandatory Tender 5/15/2026	3,338,578
		Kentucky—3.2%
7,795,000		Kentucky Housing Corp. (Beecher IV, LLC), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury COL), 5.000%, Mandatory Tender 9/1/2026	7,935,856
20,000,000		Knott County, KY, (Series 2024), (United States Treasury COL), 4.000%, Mandatory Tender 4/1/2025	20,002,924
3,250,000		Rural Water Financing Agency, KY, Public Projects Construction Notes (Series 2023A), 3.900%, 11/1/2025	3,248,275
5,000,000		Rural Water Financing Agency, KY, Public Projects Construction Notes (Series 2024A), 3.700%, 5/1/2027	5,008,540
		TOTAL	36,195,595
		Louisiana—1.6%
2,600,000		Louisiana State Housing Corporation (Benoit Townhomes, LLC), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.750%, Mandatory Tender 8/1/2026	2,612,949
8,000,000		Louisiana State Offshore Terminal Authority (Loop LLC), Deepwater Port Revenue Bonds (Series 2007B-1B), 4.200%, Mandatory Tender 10/1/2025	8,014,841
2,500,000		Louisiana State Offshore Terminal Authority (Loop LLC), Deepwater Port Revenue Bonds (Series 2007B-2A), 4.200%, Mandatory Tender 10/1/2026	2,507,484
5,500,000		St. John the Baptist Parish, LA (Marathon Oil Corp.), Revenue Refunding Bonds (Series 2019 A-1), 4.050%, Mandatory Tender 7/1/2026	5,524,403
		TOTAL	18,659,677
		Massachusetts—0.3%
3,250,000	[1]	Massachusetts Development Finance Agency (Mass General Brigham), Revenue Bonds (Series 2019T-1) FRNs, 4.220% (SIFMA 7-day +0.600%), Mandatory Tender 1/29/2026	3,239,368
		Michigan—0.3%
3,125,000	[1]	Michigan State Finance Authority (Beaumont Health Spectrum Health System), Hospital Revenue Refunding Bonds (Series 2022C) FRNs, 4.370% (SIFMA 7-day +0.750%), Mandatory Tender 4/15/2027	3,109,642
		Missouri—1.5%
6,300,000		Kansas City, MO Planned Industrial Expansion Authority (The Depot on Old Santa Fe, LP), The Depot on Old Santa Fe Apartments Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury GTD), 5.000%, Mandatory Tender 7/1/2027	6,484,350
10,000,000		Missouri State Public Utilities Commission, Interim Construction Notes (Series 2024), 4.000%, 5/1/2026	10,040,315
		TOTAL	16,524,665
		Nevada—1.0%
2,000,000		Clark County, NV (Nevada Power Co.), Pollution Control Refunding Revenue Bonds (Series 2017), 3.750%, Mandatory Tender 3/1/2026	1,993,506

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Nevada—continued
$ 7,000,000	Director of the State of Nevada Department of Business and Industry (Republic Services, Inc.), Solid Waste Disposal Revenue Bonds (Series 2001), 4.125%, Mandatory Tender 6/2/2025	$ 6,993,420
1,000,000	Washoe County, NV (Sierra Pacific Power Co.), Gas and Water Facilities Refunding Revenue Bonds (Series 2016B), 3.625%, Mandatory Tender 10/1/2029	1,001,115
1,000,000	Washoe County, NV (Sierra Pacific Power Co.), Water Facilities Refunding Revenue Bonds (Series 2016G), 3.625%, Mandatory Tender 10/1/2029	1,001,115
	TOTAL	10,989,156
	New Hampshire—0.2%
2,500,000	New Hampshire Health and Education Facilities Authority (Dartmouth College, NH), Revenue Bonds (Series 2015D), 3.300%, Mandatory Tender 8/3/2027	2,501,593
	New Jersey—5.0%
20,000,000	Belleville, NJ BANs, 5.000%, 7/8/2025	20,121,040
4,000,000	Camden County, NJ Improvement Authority (Northgate Preservation Urban Renewal, LLC), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury GTD), 5.000%, Mandatory Tender 3/1/2026	4,070,696
3,000,000	Dunellen, NJ BANs, 4.500%, 4/9/2025	3,004,481
2,400,000	Harvey Cedars, NJ BANs, 5.000%, 4/30/2025	2,406,269
3,000,000	Jersey City, NJ Municipal Utilities Authority BANs, 5.000%, 5/1/2025	3,013,673
5,000,000	New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2023RRR), 5.000%, 3/1/2025	5,013,509
3,100,000	New Jersey EDA (New Jersey-American Water Co., Inc.), Water Facilities Refunding Revenue Bonds (Series 2020E), 0.850%, 12/1/2025	2,978,994
2,665,000	New Jersey Housing & Mortgage Finance Agency (Hamilton Square Urban Renewal LLC), Multifamily Conduit Revenue Bonds (Series 2023B), (United States Treasury GTD), 4.080%, Mandatory Tender 12/1/2025	2,676,871
4,000,000	New Jersey Housing & Mortgage Finance Agency (New Center City Apartments Urban Renewal, LLC), Multifamily Conduit Revenue Bonds (Series 2023-C), (United States Treasury COL), 5.000%, 6/1/2025	4,021,706
3,170,000	New Jersey Housing & Mortgage Finance Agency (New Irvine Turner Apartments Urban Renewal, LLC), Multifamily Conduit Revenue Bonds (Series 2024C), (United States Treasury GTD), 3.670%, 2/1/2026	3,166,597
2,210,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2021A), 5.000%, 6/15/2025	2,226,985
4,000,000	Paramus, NJ BANs, 4.250%, 6/13/2025	4,009,962
	TOTAL	56,710,783
	New Mexico—1.4%
4,000,000	Farmington, NM (Public Service Co., NM), Pollution Control Revenue Refunding Bonds San Juan Project (Series 2010C), 3.875%, Mandatory Tender 6/1/2029	4,040,645
3,000,000	New Mexico Mortgage Finance Authority (JLG NM ABQ 2023, LLLP), Mountain View I & II Apartments Project Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury GTD), 5.000%, Mandatory Tender 9/1/2025	3,010,803
4,500,000	New Mexico Mortgage Finance Authority (JLG NM SAF 2023, LLLP), Santa Fe Apartments and Sangre De Cristo Project Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury GTD), 5.000%, Mandatory Tender 6/1/2025	4,505,390
4,000,000	New Mexico State Hospital Equipment Loan Council (Presbyterian Healthcare Services), Hospital System Revenue Bonds (Series 2019B), 5.000%, Mandatory Tender 8/1/2025	4,032,598
	TOTAL	15,589,436
	New York—4.6%
5,000,000	Bolivar-Richburg, NY CSD BANs, 4.250%, 6/26/2025	5,013,848
3,000,000	Brocton, NY CSD BANs, 3.750%, 6/26/2025	3,002,693
5,000,000	Cassadaga Valley, NY CSD BANs, 3.750%, 7/31/2025	5,009,421
3,500,000	Farmington, NY BANs, 4.250%, 7/30/2025	3,501,273
5,000,000	Fulton, NY City School District BANs, 4.000%, 7/17/2025	5,014,239
2,000,000	Monroe County, NY IDA (Andrews Terrace Community Partners, LP), Multifamily Housing Revenue Bonds (Series 2023B-2), (United States Treasury GTD), 5.000%, Mandatory Tender 7/1/2027	2,074,498
7,500,000	New York City Housing Development Corp., Multifamily Housing Revenue Bonds (Series 2024B-2), 3.700%, Mandatory Tender 7/3/2028	7,547,558
2,250,000	New York City, NY, UT GO Bonds (Fiscal 2023 Series C), 5.000%, 8/1/2025	2,274,577
11,000,000	Norwich, NY City School District BANs, 4.250%, 6/26/2025	11,034,215
2,000,000	Watertown, NY Enlarged City School District RANs, 4.000%, 10/10/2025	2,000,237
5,290,000	Wheatland Chili CSD, NY BANs, 4.500%, 6/26/2025	5,313,670
	TOTAL	51,786,229

Principal Amount			Value
		MUNICIPAL BONDS—continued
		North Carolina—2.8%
$ 2,950,000		Asheville, NC Housing Authority (Vanderbilt TC2 Senior Housing LP), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury COL), 5.000%, Mandatory Tender 11/1/2025	$ 2,987,301
4,000,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), Variable Rate Health Care Revenue Bonds (Series 2018E), 0.800%, Mandatory Tender 10/31/2025	3,896,836
1,000,000		Columbus County, NC Industrial Facilities & PCFA (International Paper Co.), Recovery Zone Facility Revenue Refunding Bonds (Series 2020A), 1.375%, Mandatory Tender 6/16/2025	987,524
10,000,000		Cumberland County, NC Industrial Facilities & PCFA (Project Aero), (Series 2024), (United States Treasury COL), 3.750%, Mandatory Tender 11/1/2025	9,982,052
13,635,000	[1]	University of North Carolina at Chapel Hill, General Revenue Refunding Bonds (SOFR Floating Rate Note) (Series 2019B) FRNs, 3.638% (SOFR x 0.67 +0.650%), Mandatory Tender 6/1/2025	13,627,041
		TOTAL	31,480,754
		Ohio—4.5%
4,350,000		Cuyahoga, OH Metropolitan Housing Authority (Wade Park Apartments), Multifamily Housing Revenue Bonds (Series 2022), (United States Treasury COL), 4.750%, Mandatory Tender 12/1/2025	4,397,292
3,000,000		Cuyahoga, OH Metropolitan Housing Authority (Woodhill Station East, LLC), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.450%, Mandatory Tender 2/1/2027	3,000,005
6,100,000		Glenwillow Village, OH BANs, 4.625%, 7/10/2025	6,127,438
18,425,000		Lancaster, OH Port Authority, Gas Supply Revenue Refunding Bonds (Series 2019), (Royal Bank of Canada GTD)/(United States Treasury PRF 2/1/2025@100), 5.000%, Mandatory Tender 2/1/2025	18,449,645
3,000,000		Lancaster, OH Port Authority, Gas Supply Revenue Refunding Bonds (Series 2024A), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 8/1/2030	3,163,790
2,000,000		Logan County, OH BANs, (Ohio State GTD), 4.500%, 8/6/2025	2,009,910
2,735,000		Ohio HFA (Cedar Redevelopment Phase IV LLC), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.600%, Mandatory Tender 6/1/2027	2,729,664
2,917,000		Ohio HFA (Riverview San Marco, LLC), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury COL), 5.000%, Mandatory Tender 8/1/2025	2,947,291
3,700,000		Ohio HFA (Terrace Gardens Owner, LP), Multifamily Housing Revenue Bonds (Series 2024A), 4.000%, Mandatory Tender 12/1/2026	3,727,935
2,665,000		Ohio HFA (Thornwood Commons Homes, LLC), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury COL), 5.000%, Mandatory Tender 12/1/2025	2,701,351
2,500,000		Ohio State Hospital Revenue (Cleveland Clinic), Hospital Revenue Bonds (Series 2019C), 2.750%, Mandatory Tender 5/1/2028	2,438,374
		TOTAL	51,692,695
		Oklahoma—0.2%
2,000,000		Oklahoma HFA (Lakeshore Pointe, LLC), Collateralized Revenue Bonds (Series 2024), (United States Treasury GTD), 3.350%, Mandatory Tender 12/1/2026	1,989,418
		Pennsylvania—4.5%
5,500,000	[1]	Allegheny County, PA Higher Education Building Authority (Carnegie Mellon University), Revenue Bonds (Series 2022A) FRNs, 3.412% (SOFR x 0.70 +0.290%), Mandatory Tender 8/1/2027	5,441,543
15,000,000	[1]	Delaware Valley, PA Regional Finance Authority, Local Government Revenue Bonds (Series 2022C) FRNs, 3.478% (SOFR x 0.67 +0.490%), Mandatory Tender 3/1/2027	14,927,766
5,000,000		Pennsylvania Economic Development Financing Authority (Republic Services, Inc.), (Series 2019 B-2), 4.150%, Mandatory Tender 1/15/2025	4,998,290
6,000,000		Pennsylvania Economic Development Financing Authority (Republic Services, Inc.), (Series 2019A), 3.700%, Mandatory Tender 1/15/2025	5,997,431
5,000,000		Pennsylvania Economic Development Financing Authority (Republic Services, Inc.), (Series B-1), 0.180%, Mandatory Tender 1/15/2025	4,997,859
15,000,000		Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2019A), 4.250%, Mandatory Tender 8/1/2025	14,997,652
		TOTAL	51,360,541
		Tennessee—3.0%
2,000,000		Chattanooga, TN Health, Educational & Housing Facility Board (DGA Shallowford, LC), Collateralized Multifamily Housing Bonds (Series 2023), (United States Treasury GTD), 3.800%, Mandatory Tender 12/1/2026	2,014,772
2,000,000		Chattanooga, TN Health, Educational & Housing Facility Board (Espero Chattanooga LP), Multifamily Housing Bonds (Series 2023), 3.000%, Mandatory Tender 11/1/2027	1,961,269
2,500,000		Chattanooga, TN Health, Educational & Housing Facility Board (One Westside Phase 1B, LP), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.600%, Mandatory Tender 6/1/2028	2,505,041

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Tennessee—continued
$ 4,250,000
Dickson, TN Health and Educational Facilities Board (BTT Development IV, LP and Housing Associates, LP), Multifamily
Housing Bonds (Series 2024), (United States Treasury GTD), 3.000%, Mandatory Tender 4/1/2027
			$ 4,157,124
3,000,000		Johnson City, TN Health & Education Facilities Board (Roan Hill, LP), Tapestry at Roan Hill Collateralized Multifamily Housing Bonds (Series 2023), (United States Treasury GTD), 3.600%, Mandatory Tender 12/1/2026	2,995,154
5,000,000		Knoxville, TN Community Development Corp. (DGA Grosvenor Square LP), Collateralized Multifamily Housing Bonds (Series 2022), (United States Treasury GTD), 4.000%, Mandatory Tender 6/1/2026	5,038,556
1,750,000		Knoxville, TN Community Development Corp. (DGA Holston LP), Willow Place Collateralized Multifamily Housing Bonds (Series 2022), (United States Treasury GTD), 3.750%, Mandatory Tender 6/1/2026	1,755,108
700,000		Knoxville, TN Community Development Corp. (DGA Holston LP), Willow Place Collateralized Multifamily Housing Bonds (Series 2022), (United States Treasury GTD), 3.750%, Mandatory Tender 6/1/2026	700,606
4,500,000		Memphis, TN Health, Educational and Housing Facility Board (APP Greenbriar Partners, LLLP), Collateralized Multifamily Housing Bonds (Series 2023), (United States Treasury GTD), 3.550%, Mandatory Tender 6/1/2027	4,508,956
3,000,000		Metropolitan Government of Nashville & Davidson County, TN Health & Educational Facilities Board (301 Ben Allen LP), Multifamily Housing Revenue Bonds (Series 2022B), (United States Treasury COL), 3.850%, Mandatory Tender 2/1/2026	3,005,911
5,000,000		Tennergy Corp., TN Gas Revenue, Gas Supply Revenue Bonds (Series 2024A), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 12/1/2029	5,247,757
		TOTAL	33,890,254
		Texas—10.9%
1,500,000		Boerne, TX ISD, UT GO School Building Bonds (Series 2024), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, Mandatory Tender 2/1/2028	1,528,843
6,250,000		Capital Area Housing Finance Corp., TX (Katy Elgin, LP), Multifamily Housing Revenue Bonds (Series 2024), 3.125%, Mandatory Tender 9/1/2027	6,168,926
3,500,000		Denton County, TX HFA (THF Pathway on Woodrow, LP), Multifamily Housing Revenue Bonds (Series 2022), (United States Treasury COL), 5.000%, Mandatory Tender 2/1/2025	3,504,027
4,250,000		Eagle Mountain-Saginaw, TX ISD, UT GO Bonds (Series 2011), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, Mandatory Tender 8/1/2027	4,320,422
20,000,000		Ector County, TX ISD, UT GO School Building Bonds (Series 2024B), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, Mandatory Tender 8/15/2027	20,371,680
12,000,000		Fort Bend, TX ISD, UT GO School Building and Refunding Bonds (Series 2024B), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, Mandatory Tender 8/1/2027	12,181,004
3,770,000		Fort Bend, TX ISD, Variable Rate UT School Building and Refunding Bonds (Series 2020B), (Texas Permanent School Fund Guarantee Program GTD), 0.875%, Mandatory Tender 8/1/2025	3,710,124
2,750,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Bonds (Series 2022C) FRNs, 4.470% (SIFMA 7-day +0.850%), Mandatory Tender 12/1/2026	2,750,325
4,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Texas Medical Center), Revenue Bonds (Series 2020A), 0.900%, Mandatory Tender 5/15/2025	3,945,600
3,700,000		Houston, TX Housing Finance Corp. (Cordova Apartments, LP), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.650%, Mandatory Tender 2/1/2028	3,713,825
850,000		Houston, TX, Public Improvement and Refunding Bonds (Series 2023), 5.000%, 3/1/2025	852,568
1,000,000		Houston, TX, Public Improvement and Refunding Bonds (Series 2023), 5.000%, 3/1/2026	1,023,223
925,000		Houston, TX, Public Improvement and Refunding Bonds (Series 2023), 5.000%, 3/1/2028	980,046
5,000,000		Mesquite, TX Housing Finance Corp. (Palladium Bruton Road, Ltd.), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.350%, Mandatory Tender 8/1/2027	4,990,210
7,250,000		New Caney, TX ISD, UT GO School Building Bonds (Series 2018), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, Mandatory Tender 8/15/2027	7,370,132
5,325,000		North East, TX ISD, UT GO Refunding Bonds (Series 2024), (Texas Permanent School Fund Guarantee Program GTD), 3.750%, Mandatory Tender 8/1/2027	5,358,323
7,500,000		North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2023A), 5.000%, 1/1/2026	7,648,165
6,500,000		Northside, TX ISD, UT GO School Building and Refunding Bonds (Series 2024B), (Texas Permanent School Fund Guarantee Program GTD), 3.450%, Mandatory Tender 8/1/2027	6,508,835
3,370,000	[1]	San Antonio, TX Electric & Gas System, Junior Lien Revenue Refunding Bonds (Series 2022) FRNs, 4.490% (SIFMA 7-day +0.870%), Mandatory Tender 12/1/2025	3,369,215
4,500,000		San Antonio, TX Housing Finance Corp. (Palladium San Antonio, Ltd), Multifamily Housing Revenue Bonds (Series 2024), 3.450%, Mandatory Tender 7/1/2027	4,498,846
2,500,000		Texas A & M University System Board of Regents, Revenue Financing System Bonds (Series 2024A), 5.000%, 5/15/2026	2,570,830
2,500,000		Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue Refunding Bonds (Series 2021), (Macquarie Group Ltd. GTD), 5.000%, 12/15/2026	2,552,918

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$ 2,126,000		Texas State Affordable Housing Corp. (Eden Court Senior Housing LP), (Series 2023), (United States Treasury GTD), 5.000%, Mandatory Tender 4/1/2026	$ 2,149,868
3,750,000		Texas State Department of Housing & Community Affairs (Palladium Old FM 471 W, Ltd), Multifamily Housing Revenue Bonds (Series 2024), 3.050%, Mandatory Tender 9/1/2027	3,689,543
4,000,000		Texas State Transportation Commission (Central Texas Turnpike System), First Tier Revenue Refunding Bonds (Series 2024B), 5.000%, Mandatory Tender 8/15/2030	4,248,750
4,009,000		The Texas Home Collaborative (1518 Apartments Ltd), Multifamily Housing Revenue Bonds (Series 2023), 5.000%, Mandatory Tender 10/1/2026	4,087,574
		TOTAL	124,093,822
		Virginia—2.2%
1,175,000		Harrisonburg, VA Redevelopment & Housing Authority (John Early Apartments), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury GTD), 4.000%, Mandatory Tender 12/1/2025	1,179,397
1,650,000		Harrisonburg, VA Redevelopment & Housing Authority (Wesley Apartments), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury GTD), 4.000%, Mandatory Tender 12/1/2026	1,668,250
5,500,000		Norfolk, VA Redevelopment and Housing Authority (Standard Braywood Manor Venture LP), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury COL), 5.000%, Mandatory Tender 5/1/2026	5,611,756
3,720,000		Northampton County and Towns, VA EDA (Myrtle Landing Renewal LLC), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury COL), 4.500%, Mandatory Tender 4/1/2025	3,724,113
2,000,000		Virginia Beach, VA Development Authority (Westminster-Canterbury on Chesapeake Bay), Residential Care Facility Revenue Bonds TEMPS-50 (Series 2023B-3), 5.375%, 9/1/2029	2,054,694
5,000,000		Wise County, VA IDA (Virginia Electric & Power Co.), Solid Waste and Sewage Disposal Revenue Bonds (Series 2009A), 0.750%, Mandatory Tender 9/2/2025	4,853,402
6,250,000		Wise County, VA IDA (Virginia Electric & Power Co.), Solid Waste and Sewage Disposal Revenue Bonds (Series 2010A), 3.800%, Mandatory Tender 5/28/2027	6,321,377
		TOTAL	25,412,989
		Washington—2.0%
4,000,000		King County, WA Housing Authority, Affordable Housing Revenue Bonds Kirkland Heights Project (Series 2023A-1), 5.000%, 1/1/2028	4,062,581
5,000,000	[1]	King County, WA Sewer System, Junior Lien Revenue Bonds (Series 2021A) FRNs, 3.850% (SIFMA 7-day +0.230%), Mandatory Tender 1/1/2027	4,950,444
9,250,000	[1]	Seattle, WA (Seattle, WA Municipal Light & Power), Refunding Revenue Bonds (Series 2021B) FRNs, 3.870% (SIFMA 7-day +0.250%), Mandatory Tender 11/1/2026	9,103,561
4,801,000		Washington State Housing Finance Commission (Ardea TWG, LLLP), Ardea at Totem Lake Apartments Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury GTD), 5.000%, Mandatory Tender 2/1/2027	4,899,751
		TOTAL	23,016,337
		West Virginia—1.2%
8,750,000		West Virginia EDA (Appalachian Power Co.), Solid Waste Disposal Facilities Revenue Refunding Bonds (Series 2015A), 3.375%, Mandatory Tender 6/15/2028	8,639,696
5,500,000		West Virginia EDA Solid Waste Disposal Facilities (Appalachian Power Co.), Revenue Bonds (Series 2011A), 1.000%, Mandatory Tender 9/1/2025	5,360,685
		TOTAL	14,000,381
		Wisconsin—1.7%
7,500,000		Public Finance Authority (Duke Energy Progress LLC), Pollution Control Revenue Refunding Bonds (Series 2022A-1), 3.300%, Mandatory Tender 10/1/2026	7,477,323
4,500,000		Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health), Revenue Bonds (Series 2018B-2), 5.000%, Mandatory Tender 6/24/2026	4,601,706
7,500,000	[2]	Wisconsin Health & Educational Facilities Authority (Forensic Science and Protective Medicine Collaboration, Inc.), Revenue Bonds (Series 2024), 5.000%, 8/1/2027	7,625,543
		TOTAL	19,704,572
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $866,137,520)	864,617,153
	[1]	SHORT-TERM MUNICIPALS—23.3%
		Alabama—0.1%
1,500,000		Walker County, AL Economic and IDA (Alabama Power Co.), (First Series 2023) Daily VRDNs, 4.000%, 1/2/2025	1,500,000
		California—3.0%
9,775,000		Los Angeles, CA Multifamily Housing Revenue Bonds (CORE Related/ GALA Rentals, LP), SPEARs 3a-7 (Series DBE-8081) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 4.020%, 1/2/2025	9,775,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$14,800,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series A) MuniFund Preferred Shares Weekly VRDPs, 4.070%, 1/1/2025	$ 14,800,000
10,000,000		Nuveen California Quality Municipal Income Fund, RIB Floater Trust (Series 2022-FR-RI-005) (Series 2 Preferred Shares) VRENs, (Barclays Bank plc LIQ)/(Barclays Bank plc LOC), 3.900%, 1/2/2025	10,000,000
		TOTAL	34,575,000
		Florida—0.2%
1,700,000		Miami-Dade County, FL HFA (Cordoba FL TC, LP), Mizuho 3a-7 (2021-MIZ9072) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.940%, 1/2/2025	1,700,000
		Idaho—0.5%
6,000,000		American Falls, ID Reservoir District (Idaho Power Co.), (Series 2000) Weekly VRDNs, 3.600%, 1/1/2025	6,000,000
		Illinois—0.1%
800,000		Chicago, IL O’Hare International Airport, (Series 2023-XF1457) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.500%, 1/2/2025	800,000
		Kentucky—1.0%
7,200,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2020B-1) Daily VRDNs, 4.400%, 1/2/2025	7,200,000
4,395,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2021A-1) Daily VRDNs, 4.400%, 1/2/2025	4,395,000
		TOTAL	11,595,000
		Multi State—9.3%
4,000,000		Illinois Housing Development Authority (River Oaks & Park Forest SLF LIHTC LLC), SPEARs 3a-7 (Series DBE-8140) Daily VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 4.400%, 1/2/2025	4,000,000
43,800,000		Invesco Municipal Opportunity Trust, PUTTERs 3a-7 (VMTP 5029) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.500%, 1/2/2025	43,800,000
2,100,000		Invesco Value Municipal Income Trust, PUTTERs 3a-7 (VMTP 5027) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.500%, 1/2/2025	2,100,000
18,300,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series B) MuniFund Preferred Shares Weekly VRDPs, 4.070%, 1/1/2025	18,300,000
13,800,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series C) MuniFund Preferred Shares Weekly VRDPs, 4.070%, 1/1/2025	13,800,000
12,400,000		Nuveen AMT-Free Quality Municipal Income Fund, (Series D) MuniFund Preferred Shares Weekly VRDPs, 4.070%, 1/1/2025	12,400,000
4,400,000		Nuveen Municipal Credit Opportunities Fund, PUTTERs 3a-7 (Series 5033) (VMFP Series C) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.500%, 1/2/2025	4,400,000
6,900,000		PIMCO Flexible Municipal Income Fund, PUTTERs 3a-7 (Series 5046) MuniFund Term Preferred Shares Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.500%, 1/2/2025	6,900,000
		TOTAL	105,700,000
		New York—4.6%
13,865,000		Hempstead (town), NY IDA (Atria Tanglewood), SPEARs 3a-7 (Series DBE-8137) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 4.270%, 1/2/2025	13,865,000
12,500,000		Islip, NY IDA (FCD Bayshore LLC), SPEARs 3a-7 (Series DBE-8136) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 4.270%, 1/2/2025	12,500,000
1,900,000		New York City, NY, (Series B-3) Weekly VRENs, 4.000%, 1/1/2025	1,900,000
10,000,000		New York State HFA (42nd and 10th Street Associates LLC), 3a-7 High Grade Trust (Series 2022-007) VRENs, (Barclays Bank plc LIQ)/(Barclays Bank plc LOC), 3.950%, 1/2/2025	10,000,000
14,345,000		Westchester County, NY IDA (Ardsley Housing Associates LLC), SPEARs 3a-7 (Series DBE-8138) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 4.270%, 1/2/2025	14,345,000
		TOTAL	52,610,000
		Ohio—1.2%
8,500,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), (Series B) VRENs, 3.950%, 1/1/2025	8,500,000
4,000,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), (Series C) VRENs, 4.150%, 1/1/2025	4,000,000
500,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2014B) VRENs, 4.000%, 1/2/2025	500,000
		TOTAL	13,000,000
		Oklahoma—0.7%
8,050,000		Oklahoma Development Finance Authority (INTEGRIS Obligated Group), R-Float (Series 2020B) Weekly VRENs, 4.240%, 1/1/2025	8,050,000
		Pennsylvania—0.6%
6,410,000		Central Bradford Progress Authority, PA (Guthrie Healthcare System, PA), R-Float (Series 2021D) Weekly VRENs, 4.220%, 1/2/2025	6,410,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—2.0%
$ 5,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Baylor College of Medicine), R-Float (Series 2024B) Weekly VRENs, 4.130%, 1/2/2025	$ 5,000,000
14,500,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2002) Weekly VRDNs, 4.530%, 1/1/2025	14,500,000
500,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010A) Daily VRDNs, 4.300%, 1/2/2025	500,000
2,100,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010B) Daily VRDNs, 4.300%, 1/2/2025	2,100,000
		TOTAL	22,100,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $264,040,000)	264,040,000
		TOTAL INVESTMENT IN SECURITIES—99.4% (IDENTIFIED COST $1,130,177,520)	1,128,657,153
		OTHER ASSETS AND LIABILITIES - NET—0.6%[3]	7,274,824
		TOTAL NET ASSETS—100%	$1,135,931,977
Securities that are subject to the federal alternative minimum tax (AMT) represent 23.9% of the Fund’s portfolio as calculated based upon total market value.
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2024, these restricted securities amounted to
$19,624,378, which represented 1.8% of total net assets.

Additional information on restricted securities held at December 31, 2024, is as follows:
Security	Acquisition Date	Cost	Value
California Municipal Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2017A), (Waste Management Holdings, Inc. GTD), 4.100%, Mandatory Tender 12/1/2025	12/02/2024	$12,000,000	$11,998,835
Wisconsin Health & Educational Facilities Authority (Forensic Science and Protective Medicine Collaboration, Inc.), Revenue Bonds (Series 2024), 5.000%, 8/1/2027	2/22/2024	$7,621,346	$7,625,543

3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of December 31, 2024, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
CSD	—Central School District
EDA	—Economic Development Authority
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
ISD	—Independent School District
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LP	—Limited Partnership
PCFA	—Pollution Control Financing Authority
PRF	—Pre-refunded
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
SIFMA	—Securities Industry and Financial Markets Association
SOFR	—Secured Overnight Financing Rate
SPEARs	—Short Puttable Exempt Adjustable Receipts
TEMPS	—Tax Exempt Mandatory Paydown Securities
UT	—Unlimited Tax
VMFP	—Variable MuniFund Preferred
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes